Critical Accounting Estimates and Judgements	12 Months Ended
Dec. 31, 2020
Disclosure of accounting judgements and estimates [text block] [Abstract]
CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS
3.	CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS

The preparation of financial information in accordance with generally accepted accounting practice, in the case of the Group being International Financial Reporting Standards as adopted by the European Union, requires the directors to make estimates and judgements that affect the reported amount of assets, liabilities, income and expenditure and the disclosures made in the financial statements. Such estimates and judgements must be continually evaluated based on historical experience and other factors, including expectations of future events.

The following are considered to be critical accounting estimates:

Share-based payments

The Group accounts for share-based payment transactions for employees in accordance with IFRS 2 Share-based Payment, which requires the measurement of the cost of employee services received in exchange for the options on our ordinary shares, based on the fair value of the award on the grant date.

The Directors selected the Black-Scholes-Merton option pricing model as the most appropriate method for determining the estimated fair value of our share-based awards without market conditions. For performance-based options that include vesting conditions relating to the market performance of our ordinary shares, a Monte Carlo pricing model was used in order to reflect the valuation impact of price hurdles that have to be met as conditions to vesting.

The resulting cost of an equity incentive award is recognised as expense over the requisite service period of the award, which is usually the vesting period. Compensation expense is recognised over the vesting period using the straight-line method and classified in the consolidated statements of comprehensive income.

The assumptions used for estimating fair value for share-based payment transactions are disclosed in note 27 to our consolidated financial statements.

The following are considered to be critical accounting judgments:

Income taxes

Deferred tax assets are recognised for unused tax losses to the extent that it is probable that taxable profit will be available against which the losses can be utilised. Significant management judgment is required to determine the amount of deferred tax assets that can be recognised based upon the likely timing and the level of future taxable profits together with future tax planning strategies.

Research and development costs

Research and development costs are charged to expense as incurred and are typically made up of clinical and preclinical activities, drug development and manufacturing costs, and third-party service fees, including for clinical research organizations and investigative sites. When entering into agreements with third parties which provide the rights to conduct research into specific biological processes the Group accounts for these agreements as an expense if the agreements are 'milestone' in nature and relate to the Group's own research and development costs. Such agreements involve periodic payments and are evaluated as representing payments made to fund research.

Leases

IFRS 16 defines the lease term as the non-cancellable period of a lease together with the options to extend or terminate a lease, if the lessee were reasonably certain to exercise that option. This will take into account the length of time remaining before the option is exercisable, current trading, future trading forecasts as to the ongoing profitability of the organisation and the level and type of planned future capital investment. The judgement is reassessed at each reporting period. A reassessment of the remaining life of the lease could result in a recalculation of the lease liability and a material adjustment to the associated balances.